RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 16 - RELATED PARTIES:

a.The Company receives and provides certain services from and to Home Skinovations Ltd., a related party as part of a service agreement between them. The services include an office sublease in Israel, use of certain computer hardware and switchboard infrastructure, certain software licenses, joint purchases of employee’s welfare products and services from third parties and limited manpower services. The Chairman of the Board and Chief Executive Officer of the Company is also a substantial shareholder and board member of Home Skinovations Ltd. and one of the Company’s directors, serves on the board of directors of Home Skinovations Ltd. The Company recorded expenses related to services received from Home Skinovations Ltd. of $239, $82 and $247 for the years ended December 31, 2021, 2020 and 2019, respectively. For agreement signed after the consolidated balance sheet date, see note 17.

b.The Company’s subsidiary in Canada receives and provides certain services from and to a subsidiary of Home Skinovations Ltd. in Canada as part of a service agreement between them. The services include mobile phone services, an office sublease, use of certain computer hardware and switchboard infrastructure, certain software licenses, joint purchases of employee’s welfare products and services from third parties and limited manpower services. In relation to these services, the Company recorded expenses in the amount of $433, $379 and $341 for the years ended December 31, 2021, 2020 and 2019, respectively.

c.The Company’s subsidiaries in North America receive certain marketing services from SpaMedica International SRL, which was amalgamated with a sister company into the Company’s major shareholder BoomerangFX International SRL during 2021, with BoomerangFX International SRL surviving, and its related party SpaMedica Corp., and recorded expenses related to those services in the amount of $172 and $307 and $710, for the years ended December 31, 2021, 2020 and 2019, respectively.

d.The Company receives certain investment portfolio management services from Himalaya Family Office Consulting Ltd., with respect to part of our investment portfolio. The Chairman of the Board and Chief Executive Officer of the Company, is a minor shareholder and a board member of Himalaya Family Office Consulting Ltd. In relation to these services, the Company recorded expenses in the amount of $90, $94 and $141 for the years ended December 31, 2021, 2020 and 2019, respectively.